REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE
Schedule of disaggregation of revenue from contracts with customers

	Year ended December 31,
	2025	2024(1)
Residential	$1,498.3	$1,455.0
Commercial/industrial	3,006.4	2,842.9
Total collection	4,504.7	4,297.9
Landfill	1,190.2	1,088.8
Transfer	926.7	834.1
Material recovery	503.8	439.5
Other	363.4	323.1
Gross revenue	7,488.8	6,983.4
Intercompany revenue	(872.9)	(844.6)
Revenue	$6,615.9	$6,138.8
(1)	Comparative figures have been re-presented, refer to Note 2 and 23.